UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-10337

          BlackRock New York Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock New York Municipal Income Trust

                                                  40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2005

Date of reporting period:      July 31, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2005

BlackRock New York Municipal Income Trust (BNY)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—153.4%
			Multi-State—11.1%
			Charter Mac Equity Issuer Trust,
A3	$6,000	[3]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	$ 6,365,160
Baa1	5,500	[3]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	5,960,020
			MuniMae TE Bond Subsidiary, LLC,
A3	6,000	[3]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	6,299,520
Baa1	3,000	[3]	Ser. B-1, 6.80%, 6/30/50	11/10 @ 100	3,247,560

					21,872,260

			New York—124.2%
			Albany Indl. Dev. Agcy., New Covenant Charter Sch. Proj., Ser. A,
NR	910		7.00%, 5/01/25	05/15 @ 102	898,480
NR	590		7.00%, 5/01/35	05/15 @ 102	573,338
			Dorm. Auth.,
AA-	1,765	[4]	City Univ. Proj., Ser. A, 5.25%, 7/01/11	N/A	1,940,459
AA	2,540		Insured Rochester Gen. Hosp. Proj., 5.00%, 12/01/25, RAA	12/15 @ 100	2,669,565
AA	2,000		Insured Rochester Gen. Hosp. Proj., 5.00%, 12/01/35, RAA	12/15 @ 100	2,081,760
Baa2	10,780		Lenox Hill Hosp. Oblig. Grp. Proj., 5.50%, 7/01/30	07/11 @ 101	11,193,197
Ba1	6,000		Mount Sinai NYU Health Proj., 5.50%, 7/01/26	07/08 @ 100	6,085,820
AAA	9,000		New Sch. Univ. Proj., 5.00%, 7/01/41, MBIA	07/11 @ 100	9,273,330
AAA	5,000		New York Univ. Proj., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11 @ 100	5,165,000
A3	2,000		No. Shore Long Island Jewish Grp. Proj., 5.375%, 5/01/23	05/13 @ 100	2,125,320
A3	2,000		No. Shore Long Island Jewish Grp. Proj., 5.50%, 5/01/33	05/13 @ 100	2,132,100
AA-	2,000		Madison Cnty. Indl. Dev. Agcy. Civic Fac. Rev., Colgate Univ. Proj.,
			Ser. B, 5.00%, 7/01/33	07/13 @ 100	2,091,600
			Met. Transp. Auth., Ded. Tax Fund, Ser. A,
AA-	12,000		5.00%, 11/15/30	11/12 @ 100	12,489,240
A	12,000		5.125%, 11/15/31	11/12 @ 100	12,643,320
			Mtg. Agcy.,
Aa1	5,950		Ser. 101, 5.40%, 4/01/32	10/11 @ 100	6,058,647
Aaa	15,500		Ser. A, 5.30%, 10/01/31	04/11 @ 100	15,741,025
A+	5,000		New York, Ser. O, 5.00%, 6/01/30	06/15 @ 100	5,220,750
			New York City, GO,
AAA	3,290	[4]	Ser. C, 5.375%, 3/15/12	N/A	3,676,114
A+	2,710		Ser. C, 5.375%, 3/15/28	03/12 @ 100	2,911,597
A+	7,000		Ser. D, 5.375%, 6/01/32	06/12 @ 100	7,513,520
			New York City Ind. Dev. Agcy.,
A	750		Marymount Sch. Proj., 5.125%, 9/01/21, ACA	09/11 @ 102	774,248
A	2,000		Marymount Sch. Proj., 5.25%, 9/01/31, ACA	09/11 @ 102	2,071,780
AAA	1,550		Royal Charter Presbyterian Proj., 5.25%, 12/15/32, FSA	12/11 @ 102	1,656,966
BBB-	14,850		Spec. Arpt. Airis JFK I LLC Proj., Ser. A, 5.50%, 7/01/28	07/11 @ 100	14,871,532
A3	6,000		Term. One Grp. Assoc. Proj., 6.00%, 1/01/19	05/05 @ 101	6,078,660
			New York City Mun. Wtr. Fin. Auth.,
AAA	4,000		Ser. A, 5.00%, 6/15/32, FGIC	06/11 @ 100	4,156,240
AAA	10,675		Ser. A, 5.00%, 6/15/35, AMBAC	06/13 @ 100	11,168,719
AA+	6,500		Ser. C, 5.00%, 6/15/32	06/11 @ 100	6,733,415
AA+	5,000		Ser. D, 5.00%, 6/15/39	06/15 @ 100	5,270,550
AAA	3,660		New York City Transl. Fin. Auth., Ser. C, 5.00%, 5/01/29	05/09 @ 101	3,792,858
BBB	6,700		New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13 @ 100	7,197,006
			Port Auth. of NY & NJ,
AA-	5,000	[5]	Consolidated 132nd Ser., 5.00%, 9/01/38	09/13 @101	5,265,000
Caa2	9,250		Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	07/05 @ 100	9,274,698
AAA	13,000		Spec. Oblig., JFK Intl. Air Term. 6 Proj., 5.75%, 12/01/22, MBIA	12/07 @ 102	13,908,700
BBB	2,500		Rensselaer Tobacco Asset Sec. Corp., Tobacco Settlement Rev.,
			Ser. A, 5.75%, 6/01/43	06/12 @ 100	2,644,000

1

BlackRock New York Municipal Income Trust (BNY) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			New York—(continued)
BBB	$ 5,000		Rockland Tobacco Asset Sec. Corp., Tobacco Settlement Rev., 5.75%, 8/15/43	08/12 @ 100	$ 5,265,200
A	7,000		Suffolk Cnty. Indl. Dev. Agcy., Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	7,300,440
BBB	8,000		TSASC, Inc. Tobacco Settlement Rev., Ser. 1, 6.375%, 7/15/39	07/09 @ 101	8,499,760
BBB	5,000		TSASC, Inc. Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	5,283,600
AA-	5,290	[4]	Urban Dev. Corp., Correctional Facs., Ser. 6, 5.375%, 1/01/06	N/A	5,453,884
AA	2,500		Westchester Cnty. Ind. Dev. Agcy., Winward Sch. Civic Fac., 5.25%, 10/01/31, RAA	10/11 @ 100	2,606,575
BBB	2,000	[4]	Westchester Tobacco Asset Sec. Corp., Tobacco Settlement Rev., 6.75%, 7/15/10	N/A	2,317,780

					244,075,793

			Puerto Rico—18.1%
BBB	4,060		Children’s Trust Fund Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	4,234,620
			Pub. Bldgs. Auth., Gov’t Facs., Ser. D,
BBB	4,400	[4]	5.25%, 7/01/12	N/A	4,846,204
BBB	1,600		5.25%, 7/01/36	07/12 @ 100	1,681,200
			Pub. Fin. Corp., Ser. E,
Aaa	7,475	[4]	5.50%, 2/01/12	N/A	8,322,964
BBB-	2,525		5.50%, 8/01/29	02/12 @ 100	2,739,751
Aaa	7,000	[4]	5.70%, 2/01/10	N/A	7,702,520
Aaa	5,750	[4]	5.75%, 2/01/07	N/A	5,987,993

					35,515,252

			Total Long-Term Investments (cost $286,931,245)		301,463,305

			SHORT-TERM INVESTMENTS—1.4%
			New York—0.3%
A1+	600	[6]	New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev., Ser. G, 2.16%, 8/01/05,
			FGIC, FRDD	N/A	600,000

	Shares
	(000)

			Money Market Funds—1.1%
	2,150		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	2,150,000
			Total Short-Term Investments (cost $2,750,000)		2,750,000

			Total Investments—154.8% (cost $289,681,2457)		304,213,305
			Other assets in excess of liabilities—1.1%		2,155,950
			Preferred stock at redemption value, including dividends payable—55.8%		(109,786,163)

			Net Assets Applicable to Common Shareholders—100%		$ 196,583,092

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2005, the Trust held 11.1% of it nets assets, with a current market value of $21,872,260, in securities restricted as to resale.
[4]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security, or a portion thereof, pledged as collateral with a value of $1,187,080 on 600 short U.S. Treasury Note futures contracts expiring September 2005. The value of such contracts on July 31, 2005 was $66,590,625, with an unrealized gain of $790,444.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
[7]	Cost for Federal income tax purposes is $289,678,731. The net unrealized appreciation on a tax basis is $14,534,574, consisting of $14,569,659 gross unrealized appreciation and $35,085 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand	RAA	—	Radian Asset Assurance

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BlackRock New York Municipal Income Trust

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 28, 2005

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 28, 2005